FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135
                                   ---------

                          TEMPLETON INSTITUTIONAL FUNDS
                     -------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                                                            -----------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                     -------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   9/30/08
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Institutional Funds

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

TIF Emerging Markets Series ...............................................    3
TIF Foreign Equity Series .................................................   12
TIF Foreign Smaller Companies Series ......................................   18
TIF Global Equity Series ..................................................   23
Notes to Statements of Investments ........................................   28

                      (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS        VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS 82.2%
      ARGENTINA 0.0%(a)
      Banco Macro SA, ADR .............................                 Commercial Banks                      300   $        5,550
                                                                                                                    --------------
      AUSTRIA 1.0%
      OMV AG ..........................................           Oil, Gas & Consumable Fuels             271,229       11,190,505
      Wienerberger AG .................................                Building Products                  306,420        8,181,159
                                                                                                                    --------------
                                                                                                                        19,371,664
                                                                                                                    --------------
      BRAZIL 3.7%
      AES Tiete SA ....................................         Independent Power Producers &
                                                                          Energy Traders                1,252,818        9,456,717
      American Banknote SA ............................          Commercial Services & Supplies           221,063        1,726,602
      Banco Itau Holding Financeira SA, ADR ...........                 Commercial Banks                1,054,905       18,460,837
      Companhia de Bebidas das Americas
         (AmBev) ......................................                    Beverages                      107,992        5,192,696
      Companhia Energetica de Minas Gerais ............                Electric Utilities                 200,128        3,307,667
  (b) Energias Do Brasil SA, rts., 10/10/08 ...........               Electrical Equipment             20,352,349          106,685
      Natura Cosmeticos SA ............................                Personal Products                1,022,406        9,914,825
      Souza Cruz SA ...................................                     Tobacco                       839,235       20,011,952
                                                                                                                    --------------
                                                                                                                        68,177,981
                                                                                                                    --------------
      CHILE 0.7%
      Banco Santander Chile SA, ADR ...................                 Commercial Banks                   96,200        4,116,398
      Cia Cervecerias Unidas SA, ADR ..................                    Beverages                      115,650        3,727,399
      Empresa Nacional de Telecomunicaciones S.A.
         (ENTEL) ......................................   Diversified Telecommunication Services           12,500          155,246
      Lan Airlines SA, ADR ............................                     Airlines                      370,500        4,223,700
                                                                                                                    --------------
                                                                                                                        12,222,743
                                                                                                                    --------------
      CHINA 8.6%
      Aluminum Corp. of China Ltd., H .................                 Metals & Mining                11,465,000        6,978,826
      Bank of China Ltd., H ...........................                 Commercial Banks               33,560,000       13,003,846
      Bosideng International Holdings Ltd. ............                Household Durables               1,728,000          216,393
      China Construction Bank Corp., H ................                 Commercial Banks               23,704,000       15,815,041
      China COSCO Holdings Co. Ltd. ...................                      Marine                     1,894,000        1,726,408
      China International Marine Containers (Group)
          Co. Ltd., B .................................                    Machinery                      665,451          439,905
      China Life Insurance Co. Ltd., H ................                    Insurance                    2,713,000       10,105,720
      China Mobile Ltd. ...............................      Wireless Telecommunication Services        2,162,500       21,660,709
      China Molybdenum Co. Ltd., H ....................                 Metals & Mining                   476,000          213,086
      China Petroleum and Chemical Corp., H ...........           Oil, Gas & Consumable Fuels          13,332,000       10,520,816
      China Shipping Development Co. Ltd., H ..........                      Marine                       882,000        1,157,748
      CNOOC Ltd. ......................................           Oil, Gas & Consumable Fuels          12,492,000       14,031,838
      Cosco Pacific Ltd. ..............................          Transportation Infrastructure          1,356,000        1,556,128
      Denway Motors Ltd. ..............................                   Automobiles                  29,081,858        9,210,393
      Dongfeng Motor Corp., H .........................                   Automobiles                  25,196,000        9,271,919
      Gushan Environmental Energy Ltd., ADR ...........           Oil, Gas & Consumable Fuels             151,200          772,632


                     Quarterly Statements of Investments | 3

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS       VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      CHINA (CONTINUED)
      Industrial and Commercial Bank of China, H ......             Commercial Banks                   30,472,000   $   18,414,982
      Jiangxi Copper Co. Ltd., H ......................               Metals & Mining                   3,084,000        3,088,105
      Nine Dragons Paper Holdings Ltd. ................           Paper & Forest Products                 513,000          191,886
      PetroChina Co. Ltd., H ..........................         Oil, Gas & Consumable Fuels            17,862,000       18,540,295
      Shanghai Industrial Holdings Ltd. ...............          Industrial Conglomerates               1,534,000        3,506,116
      Soho China Ltd. .................................    Real Estate Management & Development           663,500          224,206
                                                                                                                    --------------
                                                                                                                       160,646,998
                                                                                                                    --------------
      EGYPT 0.3%
      Egyptian Financial Group-Hermes Holding .........               Capital Markets                     481,074        2,994,328
      El Ezz Aldekhela Steel Alexa Co. ................               Metals & Mining                       4,201        1,037,464
      Telecom Egypt ...................................   Diversified Telecommunication Services          352,658          961,296
                                                                                                                    --------------
                                                                                                                         4,993,088
                                                                                                                    --------------
      HONG KONG 1.6%
      Cheung Kong (Holdings) Ltd. .....................    Real Estate Management & Development           373,000        4,225,051
      Citic Pacific Ltd. ..............................          Industrial Conglomerates               2,290,000        6,693,201
      Dairy Farm International Holdings Ltd. ..........          Food & Staples Retailing               2,009,619       10,111,689
      GOME Electrical Appliances Holdings Ltd. ........              Specialty Retail                   3,062,000          903,917
      Hopewell Holdings Ltd. ..........................    Real Estate Management & Development           450,000        1,634,056
      Lonking Holdings Ltd. ...........................                  Machinery                        798,000          593,934
      VTech Holdings Ltd. .............................          Communications Equipment               1,061,000        6,204,898
                                                                                                                    --------------
                                                                                                                        30,366,746
                                                                                                                    --------------
      HUNGARY 2.2%
      Magyar Telekom PLC ..............................   Diversified Telecommunication Services        1,064,479        4,987,671
      MOL Hungarian Oil and Gas Nyrt. .................         Oil, Gas & Consumable Fuels               281,141       25,680,156
  (b) OTP Bank Ltd. ...................................            Commercial Banks                       293,100       10,596,236
                                                                                                                    --------------
                                                                                                                        41,264,063
                                                                                                                    --------------
      INDIA 4.1%
      Ashok Leyland Ltd. ..............................                  Machinery                      3,571,703        2,056,778
  (b) Bharti Airtel Ltd. ..............................   Wireless Telecommunication Services             164,957        2,814,992
      Gail India Ltd. .................................                Gas Utilities                    1,475,699       13,065,586
      Grasim Industries Ltd. ..........................           Construction Materials                   10,800          395,054
      Great Eastern Shipping Co. Ltd. .................         Oil, Gas & Consumable Fuels               122,200          802,917
      Hindalco Industries Ltd. ........................               Metals & Mining                   1,512,405        3,183,301
      Infosys Technologies Ltd. .......................                 IT Services                       244,083        7,395,499
      National Aluminium Co. Ltd. .....................               Metals & Mining                     747,852        5,960,925
      Oil & Natural Gas Corp. Ltd. ....................         Oil, Gas & Consumable Fuels               947,453       21,327,923
      Shipping Corp. of India Ltd. ....................                   Marine                          183,492          579,830
      Steel Authority of India Ltd. ...................               Metals & Mining                   2,462,000        6,861,052
      Tata Consultancy Services Ltd. ..................                 IT Services                       767,872       11,021,496
                                                                                                                    --------------
                                                                                                                        75,465,353
                                                                                                                    --------------


                     4 | Quarterly Statements of Investments

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS       VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      INDONESIA 1.3%
  (c) PT Astra International Tbk ......................                   Automobiles                   3,972,000   $    7,085,096
  (c) PT Bank Central Asia Tbk ........................                Commercial Banks                16,985,000        5,594,521
      PT Bank Danamon Indonesia Tbk ...................                Commercial Banks                 1,191,500          607,495
  (b) PT Panin Life Tbk ...............................                    Insurance                    5,153,000           84,624
      PT Telekomunikasi Indonesia, B ..................   Diversified Telecommunication Services       13,945,000       10,415,940
                                                                                                                    --------------
                                                                                                                        23,787,676
                                                                                                                    --------------
      ISRAEL 0.4%
  (b) Taro Pharmaceutical Industries Ltd. .............                 Pharmaceuticals                   759,075        7,522,433
                                                                                                                    --------------
      JORDAN 0.1%
      Arab Bank PLC ...................................                Commercial Banks                    35,940          996,783
                                                                                                                    --------------
      KENYA 0.0%(a)
  (b) Safaricom Ltd. ..................................      Wireless Telecommunication Services        3,586,850          240,185
                                                                                                                    --------------
      KUWAIT 0.5%
      Kuwait Projects Co. (Holding) KSC
          (KIPCO) .....................................       Diversified Financial Services              575,000        2,201,152
      National Bank of Kuwait .........................              Commercial Banks                     735,000        4,955,056
      National Mobile Telecommunications Co. ..........     Wireless Telecommunication Services           182,500        1,312,360
                                                                                                                    --------------
                                                                                                                         8,468,568
                                                                                                                    --------------
      LUXEMBOURG 0.0%(a)
  (b) Kernel Holding SA ...............................                  Food Products                     70,150          552,133
                                                                                                                    --------------
      MALAYSIA 0.1%
      Petronas Dagangan Bhd. ..........................         Oil, Gas & Consumable Fuels                 6,600           12,608
      Sime Darby Berhad ...............................          Industrial Conglomerates                 782,300        1,512,268
      YTL Power International Bhd. ....................               Water Utilities                     403,440          208,227
                                                                                                                    --------------
                                                                                                                         1,733,103
                                                                                                                    --------------
      MEXICO 5.2%
      Alfa SAB de CV ..................................          Industrial Conglomerates                 884,159        3,983,574
      America Movil SAB de CV, L, ADR .................     Wireless Telecommunication Services           342,178       15,863,372
      Consorcio ARA SAB de CV .........................             Household Durables                    226,787          126,685
      Fomento Economico Mexicano SAB de CV,
          ADR .........................................                  Beverages                        208,166        7,939,451
      Grupo Televisa SA ...............................                    Media                        4,917,859       21,675,509
      Kimberly Clark de Mexico SAB de CV, A ...........             Household Products                  5,895,939       25,646,255
      Telefonos de Mexico SAB de CV, L, ADR ...........   Diversified Telecommunication Services          877,958       22,607,418
                                                                                                                    --------------
                                                                                                                        97,842,264
                                                                                                                    --------------
      OMAN 0.1%
      Oman International Bank .........................              Commercial Banks                     145,874        1,363,602
                                                                                                                    --------------


                     Quarterly Statements of Investments | 5

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS        VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      PAKISTAN 1.4%
      Fauji Fertilizer Co. Ltd. .......................                  Chemicals                      1,254,911   $    1,608,860
      MCB Bank Ltd. ...................................               Commercial Banks                  3,357,543       10,147,959
      Oil & Gas Development Co. Ltd. ..................         Oil, Gas & Consumable Fuels             5,679,400        6,875,715
      Pakistan Telecommunications Corp., A ............   Diversified Telecommunication Services       20,361,133        8,222,765
                                                                                                                    --------------
                                                                                                                        26,855,299
                                                                                                                    --------------
      PHILIPPINES 0.4%
      Bank of the Philippine Islands ..................               Commercial Banks                    899,000          882,921
      Globe Telecom Inc. ..............................     Wireless Telecommunication Services            23,319          512,349
      Philippine Long Distance Telephone Co., ADR .....     Wireless Telecommunication Services           115,322        6,497,242
                                                                                                                    --------------
                                                                                                                         7,892,512
                                                                                                                    --------------
      POLAND 0.9%
      Polski Koncern Naftowy Orlen SA .................         Oil, Gas & Consumable Fuels             1,178,212       17,001,316
                                                                                                                    --------------
      QATAR 0.8%
      Industries Qatar ................................           Industrial Conglomerates                 69,870        2,736,547
      Qatar National Bank .............................               Commercial Banks                    220,980       11,332,304
                                                                                                                    --------------
                                                                                                                        14,068,851
                                                                                                                    --------------
      RUSSIA 7.9%
      Bank of Moscow ..................................               Commercial Banks                     24,128          744,626
  (b) Federal Grid Co. ................................              Electric Utilities               302,926,557        1,969,023
      Gazprom, ADR ....................................         Oil, Gas & Consumable Fuels               591,700       18,549,795
      Gazprom, ADR (London Exchange) ..................         Oil, Gas & Consumable Fuels               590,600       18,296,788
  (b) Holiding MRSK OAO ...............................              Electric Utilities                29,782,700        1,786,962
  (b) Inter Rao Ues OAO ...............................              Electric Utilities             1,246,833,345          498,733
  (b) Kuzbassenergo ...................................              Electric Utilities                20,748,242           95,442
      LUKOIL, ADR .....................................         Oil, Gas & Consumable Fuels               202,570       12,078,236
      LUKOIL, ADR (London Exchange) ...................         Oil, Gas & Consumable Fuels               225,700       13,293,730
      Mechel OAO, ADR .................................               Metals & Mining                     338,783        6,084,543
      Mining and Metallurgical Co. Norilsk Nickel .....               Metals & Mining                     156,110       20,918,740
  (c) Mobile TeleSystems ..............................     Wireless Telecommunication Services           255,600        2,216,052
  (b) Mosenergo .......................................              Electric Utilities                 9,971,442          518,515
      OAO TMK, GDR ....................................         Energy Equipment & Services                11,200          275,744
  (b) OGK-1 ...........................................               Electric Utilities               28,551,157          728,055
  (b) OGK-2 ...........................................   Independent Power Producers & Energy
                                                                            Traders                    14,862,922          297,258
  (b) OGK-3 ...........................................               Electric Utilities               12,209,951          366,299
  (b) OGK-4 ...........................................   Independent Power Producers & Energy
                                                                            Traders                    30,490,852        1,272,993
  (b) OGK-6 ...........................................   Independent Power Producers & Energy
                                                                            Traders                    17,321,708          277,147
  (b) RAO Energy System of East OAO ...................               Electric Utilities               29,782,700          156,359
  (b) RusHydro ........................................               Electric Utilities              103,006,834        3,141,708
      Sberbank RF .....................................                Commercial Banks                 4,715,680        8,110,970
  (b) TGC-5 JSC .......................................   Independent Power Producers & Energy
                                                                            Traders                    88,569,970           19,485


                     6 | Quarterly Statements of Investments

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS        VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      RUSSIA (CONTINUED)
  (b) TGK-1 ...........................................            Electric Utilities               1,134,696,837   $      567,348
  (b) TGK-2 ...........................................            Electric Utilities                 385,310,076          335,220
  (b) TGK-4 ...........................................            Electric Utilities                 470,860,819          433,192
  (b) TGK-6 ...........................................            Electric Utilities                 454,846,994          181,939
  (b) TGK-9 ...........................................            Electric Utilities               1,998,381,615          179,854
  (b) TGK-13 ..........................................            Electric Utilities                  51,143,888          158,546
  (b) TGK-14 ..........................................            Electric Utilities                 288,284,031           57,657
      TNK-BP ..........................................        Oil, Gas & Consumable Fuels             12,656,073       18,667,708
(b,d) Unified Energy Systems ..........................            Electric Utilities                  29,782,700       15,159,394
  (b) Volga Territorial Generation Co. ................            Electric Utilities                   9,924,633          248,116
                                                                                                                    --------------
                                                                                                                       147,686,177
                                                                                                                    --------------
      SINGAPORE 2.1%
      ComfortDelGro Corp. Ltd. ........................                Road & Rail                      6,215,306        6,543,832
      DBS Group Holdings Ltd. .........................             Commercial Banks                      860,000       10,249,896
      Fraser and Neave Ltd. ...........................         Industrial Conglomerates                4,580,139       11,489,239
      Keppel Corp. Ltd. ...............................         Industrial Conglomerates                  942,388        5,207,993
      Singapore Airlines Ltd. .........................                 Airlines                          640,000        6,430,041
                                                                                                                    --------------
                                                                                                                        39,921,001
                                                                                                                    --------------
      SOUTH AFRICA 10.1%
      ABSA Group Ltd. .................................              Commercial Banks                     567,600        7,522,944
  (b) Adcock Ingram Holdings Ltd. .....................               Pharmaceuticals                     347,737        1,414,640
      Barloworld Ltd. .................................          Industrial Conglomerates                 553,290        4,335,389
  (b) Eqstra Holdings Ltd. ............................                  Machinery                      1,335,969        1,994,982
      FirstRand Ltd. ..................................       Diversified Financial Services            3,736,700        7,694,415
      Foschini Ltd. ...................................              Specialty Retail                   3,048,139       14,765,276
      Impala Platinum Holdings Ltd. ...................               Metals & Mining                      51,000        1,041,147
      Imperial Holdings Ltd. ..........................                Distributors                     1,383,669        9,937,812
      JD Group Ltd. ...................................              Specialty Retail                   1,612,479        5,901,687
      Kersaf Investments Ltd. .........................        Hotels, Restaurants & Leisure               26,521          292,234
      Lewis Group Ltd. ................................              Specialty Retail                   2,052,297       10,036,634
      Liberty Group Ltd. ..............................                  Insurance                        112,488          922,518
      Massmart Holdings Ltd. ..........................          Food & Staples Retailing                 467,059        4,275,815
      MTN Group Ltd. ..................................     Wireless Telecommunication Services         1,301,671       18,367,418
      Nampak Ltd. .....................................           Containers & Packaging                  194,400          331,892
      Naspers Ltd., N .................................                    Media                          623,108       12,307,367
      Nedbank Group Ltd. ..............................              Commercial Banks                     426,253        5,397,241
      Pretoria Portland Cement Co. Ltd. ...............           Construction Materials                  560,839        2,138,726
      Remgro Ltd. .....................................       Diversified Financial Services            1,297,201       30,020,301
      Sanlam Ltd. .....................................                  Insurance                        740,702        1,594,556
      Sasol ...........................................         Oil, Gas & Consumable Fuels               232,680        9,931,066
      Standard Bank Group Ltd. ........................              Commercial Banks                   1,746,237       20,071,481
  (b) Steinhoff International Holdings Ltd. ...........             Household Durables                  1,176,000        2,259,360
         Telkom South Africa Ltd. .....................   Diversified Telecommunication Services          628,570        8,042,641


                     Quarterly Statements of Investments | 7

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS        VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      SOUTH AFRICA (CONTINUED)
      The Spar Group Ltd. .............................           Food & Staples Retailing                432,711   $    2,668,296
      Tiger Brands Ltd. ...............................                 Food Products                     335,537        5,620,751
                                                                                                                    --------------
                                                                                                                       188,886,589
                                                                                                                    --------------
      SOUTH KOREA 3.6%
      Daewoo Shipbuilding & Marine Engineering
         Co. Ltd. .....................................                   Machinery                       102,390        2,584,559
      Kangwon Land Inc. ...............................         Hotels, Restaurants & Leisure             792,348        9,676,894
  (d) Kookmin Bank ....................................               Commercial Banks                    115,810        5,236,217
      Korea Exchange Bank .............................               Commercial Banks                    156,080        1,449,549
      LG Corp. ........................................           Industrial Conglomerates                 24,450        1,273,146
      LG Electronics Inc. .............................              Household Durables                    38,900        3,599,366
      S1 Corp. ........................................        Commercial Services & Supplies              61,759        3,146,265
      Samsung Electronics Co. Ltd. ....................        Semiconductors & Semiconductor
                                                                          Equipment                        23,071       10,572,364
      Samsung Heavy Industries Co. Ltd. ...............                   Machinery                       122,600        3,264,520
      Shinhan Financial Group Co. Ltd. ................               Commercial Banks                    169,030        6,047,486
      SK Telecom Co. Ltd. .............................     Wireless Telecommunication Services            53,315        9,126,094
      SKC Co. Ltd. ....................................              Household Durables                    54,000          943,768
      STX Pan Ocean Co. Ltd. ..........................                    Marine                       6,365,900        9,747,505
                                                                                                                    --------------
                                                                                                                        66,667,733
                                                                                                                    --------------
      SWEDEN 0.9%
      Oriflame Cosmetics SA, SDR ......................               Personal Products                   384,603       17,607,742
                                                                                                                    --------------
      SWITZERLAND 0.0%(a)
      Holcim Ltd., B ..................................            Construction Materials                   6,707          483,162
                                                                                                                    --------------
      TAIWAN 6.6%
      Acer Inc. .......................................            Computers & Peripherals              2,589,900        4,398,910
      Advantech Co. Ltd. ..............................            Computers & Peripherals                520,794        1,001,949
      Asustek Computer Inc. ...........................            Computers & Peripherals              2,677,764        5,286,522
  (b) Catcher Technology Co. Ltd. .....................            Computers & Peripherals              1,328,000        4,255,338
      Cheng Shin Rubber Industry Co. Ltd. .............                Auto Components                    848,000        1,015,223
      Chicony Electronics Co. Ltd. ....................            Computers & Peripherals              1,146,000        1,772,968
      Compal Communications Inc. ......................           Communications Equipment              2,371,950        2,570,935
      Compal Electronics Inc. .........................            Computers & Peripherals              8,227,935        6,011,921
      D-Link Corp. ....................................           Communications Equipment              2,098,000        1,809,576
      Delta Electronics Inc. ..........................      Electronic Equipment, Instruments
                                                                         & Components                     237,760          621,258
      Hon Hai Precision Industry Co. Ltd. .............      Electronic Equipment, Instruments
                                                                         & Components                   2,986,550       10,670,403
      MediaTek Inc. ...................................       Semiconductors & Semiconductor
                                                                          Equipment                     1,598,610       16,535,538
      Novatek Microelectronics Corp. Ltd. .............       Semiconductors & Semiconductor
                                                                          Equipment                     4,056,646        6,042,914
      President Chain Store Corp. .....................            Food & Staples Retailing             9,870,010       29,023,997
      Realtek Semiconductor Corp. .....................       Semiconductors & Semiconductor
                                                                          Equipment                         5,440            9,237
      Siliconware Precision Industries Co. ............       Semiconductors & Semiconductor
                                                                          Equipment                     7,887,801        8,947,920
      Sunplus Technology Co. Ltd. .....................       Semiconductors & Semiconductor
                                                                          Equipment                       249,777          115,706


                     8 | Quarterly Statements of Investments

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS        VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      TAIWAN (CONTINUED)
      Taiwan Mobile Co. Ltd. ..........................     Wireless Telecommunication Services         2,551,000   $    4,078,792
      Taiwan Semiconductor Manufacturing Co. Ltd. .....        Semiconductors & Semiconductor
                                                                         Equipment                     11,126,355       18,613,011
                                                                                                                    --------------
                                                                                                                       122,782,118
                                                                                                                    --------------
      THAILAND 2.9%
      Kasikornbank Public Co. Ltd., fgn. ..............              Commercial Banks                   5,785,000       10,990,792
      Precious Shipping Public Co. Ltd., fgn. .........                   Marine                          426,108          193,635
      PTT Aromatics & Refining Public Co. Ltd., fgn. ..         Oil, Gas & Consumable Fuels             5,386,885        3,361,295
      PTT Public Co. Ltd., fgn. .......................         Oil, Gas & Consumable Fuels             1,424,500        9,729,196
      Siam Cement Public Co. Ltd., fgn. ...............           Construction Materials                3,525,224       14,120,556
      Siam Commercial Bank Public Co. Ltd., fgn. ......              Commercial Banks                   2,282,097        4,682,786
      Thai Beverages Co. Ltd., fgn. ...................                  Beverages                     65,943,000       10,359,214
                                                                                                                    --------------
                                                                                                                        53,437,474
                                                                                                                    --------------
      TURKEY 11.2%
      Akbank TAS ......................................              Commercial Banks                  16,050,087       81,718,318
      Anadolu Efes Biracilik Ve Malt Sanayii AS .......                  Beverages                      1,151,781       11,763,189
      Arcelik AS, Br. .................................             Household Durables                  3,830,647       10,650,056
      Haci Omer Sabanci Holding AS ....................       Diversified Financial Services              986,007        3,687,367
  (b) KOC Holding AS ..................................           Industrial Conglomerates              1,850,516        5,567,828
      Tekfen Holding AS ...............................       Diversified Financial Services              281,000        1,551,917
  (b) Trakya Cam Sanayii AS ...........................              Building Products                    454,937          446,283
      Tupras-Turkiye Petrol Rafinerileri AS ...........         Oil, Gas & Consumable Fuels             2,028,979       36,810,175
  (b) Turk Hava Yollari Anonim Ortakligi ..............                  Airlines                       3,490,000       17,683,093
      Turkcell Iletisim Hizmetleri AS .................     Wireless Telecommunication Services         3,006,698       18,252,323
      Turkiye Is Bankasi (Isbank), C ..................              Commercial Banks                   1,177,000        4,854,443
      Turkiye Vakiflar Bankasi T.A.O., D ..............              Commercial Banks                   9,756,815       15,877,639
                                                                                                                    --------------
                                                                                                                       208,862,631
                                                                                                                    --------------
      UKRAINE 0.0%(a)
(b,e) MHP SA, GDR, 144A ...............................                Food Products                       56,516          621,676
                                                                                                                    --------------
      UNITED ARAB EMIRATES 0.8%
      Abu Dhabi Commercial Bank .......................              Commercial Banks                   1,786,600        1,697,471
      Aldar Properties PJSC ...........................    Real Estate Management & Development         2,267,681        4,821,504
      First Gulf Bank .................................              Commercial Banks                     674,898        2,930,545
      National Bank of Abu Dhabi ......................              Commercial Banks                     138,572          550,779
      Sorouh Real Estate Co. ..........................    Real Estate Management & Development           188,138          347,773
      Union National Bank .............................              Commercial Banks                   2,561,112        4,706,324
                                                                                                                    --------------
                                                                                                                        15,054,396
                                                                                                                    --------------


                     Quarterly Statements of Investments | 9

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                             INDUSTRY                  SHARES/RIGHTS        VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      UNITED KINGDOM 2.7%
      Anglo American PLC ..............................               Metals & Mining                     683,406   $   23,426,301
      HSBC Holdings PLC ...............................               Commercial Banks                  1,598,578       25,527,570
      Old Mutual PLC ..................................                  Insurance                        928,200        1,299,074
                                                                                                                    --------------
                                                                                                                        50,252,945
                                                                                                                    --------------
      VIETNAM 0.0%(a)
      Petrovietnam Fertilizer and Chemical JSC ........                  Chemicals                         95,000          343,374
                                                                                                                    --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $1,590,991,835)                                                                                       1,533,445,929
                                                                                                                    --------------
      PREFERRED STOCKS 7.3%
      BRAZIL 6.9%
      Banco Bradesco SA, ADR, pfd. ....................               Commercial Banks                  1,228,206       19,774,117
      Companhia Vale do Rio Doce, ADR, pfd., A ........               Metals & Mining                   2,117,580       37,481,166
      Itausa - Investimentos Itau SA, pfd. ............               Commercial Banks                  2,350,890       11,731,652
      Petroleo Brasileiro SA, ADR, pfd. ...............         Oil, Gas & Consumable Fuels             1,099,440       41,141,045
      Tam SA, pfd. ....................................                   Airlines                        222,100        4,191,225
      Unibanco - Uniao de Bancos Brasileiros SA, GDR,
         pfd. .........................................              Commercial Banks                      99,500       10,041,540
      Usinas Siderurgicas de Minas Gerais SA, pfd.,
         A ............................................               Metals & Mining                     207,111        4,398,001
                                                                                                                    --------------
                                                                                                                       128,758,746
                                                                                                                    --------------
      CHILE 0.4%
      Embotelladora Andina SA, pfd., A ................                  Beverages                      3,648,322        8,124,262
                                                                                                                    --------------
      TOTAL PREFERRED STOCKS
         (COST $59,438,395) ...........................                                                                136,883,008
                                                                                                                    --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
         (COST $1,650,430,230)                                                                                       1,670,328,937
                                                                                                                    --------------
      SHORT TERM INVESTMENTS
         (COST $198,581,499) 10.7%
      MONEY MARKET FUND 10.7%
      UNITED STATES 10.7%
  (f) Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 1.98% ......................                                               198,581,499      198,581,499
                                                                                                                    --------------


                    10 | Quarterly Statements of Investments

Templeton Institutional Funds

      EMERGING MARKETS SERIES                                                                                            VALUE
      -----------------------                                                                                       --------------
      TOTAL INVESTMENTS
         (COST $1,849,011,729) 100.2% .................                                                             $1,868,910,436
      OTHER ASSETS, LESS LIABILITIES (0.2)% ...........                                                                 (2,830,409)
                                                                                                                    --------------
      NET ASSETS 100.0% ...............................                                                             $1,866,080,027
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 27.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Security has been deemed illiquid because it may not be sold within seven days. At September 30, 2008, the value of these securities was $20,395,611, representing 1.09% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $621,676, representing 0.03% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

      FOREIGN EQUITY SERIES                                              INDUSTRY                      SHARES            VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS 94.5%
      AUSTRALIA 1.0%
      Alumina Ltd. ....................................              Metals & Mining                       17,863   $       45,038
      National Australia Bank Ltd. ....................              Commercial Banks                   3,010,754       60,764,345
                                                                                                                    --------------
                                                                                                                        60,809,383
                                                                                                                    --------------
      AUSTRIA 0.8%
      Telekom Austria AG ..............................   Diversified Telecommunication Services        2,953,740       51,480,775
                                                                                                                    --------------
      BERMUDA 1.6%
      ACE Ltd. ........................................                 Insurance                       1,151,300       62,319,869
      Invesco Ltd. ....................................              Capital Markets                    1,670,880       35,055,062
                                                                                                                    --------------
                                                                                                                        97,374,931
                                                                                                                    --------------
      BRAZIL 0.9%
      Embraer-Empresa Brasileira de Aeronautica
         SA, ADR ......................................            Aerospace & Defense                  2,007,570       54,224,466
                                                                                                                    --------------
      CANADA 1.3%
      George Weston Ltd. ..............................          Food & Staples Retailing                 671,100       32,440,755
      Husky Energy Inc. ...............................        Oil, Gas & Consumable Fuels              1,147,780       47,655,701
      The Jean Coutu Group (PJC) Inc. .................          Food & Staples Retailing                  21,100          146,672
      Loblaw Cos. Ltd. ................................          Food & Staples Retailing                   8,300          231,563
                                                                                                                    --------------
                                                                                                                        80,474,691
                                                                                                                    --------------
      CHINA 1.7%
      China Mobile Ltd. ...............................    Wireless Telecommunication Services          6,954,000       69,654,830
      China Telecom Corp. Ltd., H .....................   Diversified Telecommunication Services       92,604,000       37,999,634
                                                                                                                    --------------
                                                                                                                       107,654,464
                                                                                                                    --------------
      DENMARK 0.8%
  (a) Vestas Wind Systems AS ..........................            Electrical Equipment                   584,043       49,665,955
                                                                                                                    --------------
      FINLAND 1.5%
      Stora Enso OYJ, R (EUR/FIM Traded) ..............          Paper & Forest Products                1,698,807       16,321,732
      Stora Enso OYJ, R (SEK Traded) ..................          Paper & Forest Products                2,857,246       27,809,852
      UPM-Kymmene OYJ .................................          Paper & Forest Products                3,339,901       51,398,734
                                                                                                                    --------------
                                                                                                                        95,530,318
                                                                                                                    --------------
      FRANCE 8.9%
      Accor SA ........................................       Hotels, Restaurants & Leisure               513,030       26,972,765
      AXA SA ..........................................                 Insurance                       2,603,448       83,847,682
  (b) AXA SA, 144A ....................................                 Insurance                          11,854          381,775
      Compagnie Generale des Etablissements
         Michelin, B ..................................              Auto Components                      972,567       62,180,602
      France Telecom SA ...............................   Diversified Telecommunication Services        4,259,495      118,638,271
      GDF Suez ........................................              Multi-Utilities                      737,087       37,845,402
      Sanofi-Aventis ..................................              Pharmaceuticals                    1,599,988      104,770,234


                    12 | Quarterly Statements of Investments

Templeton Institutional Funds

      FOREIGN EQUITY SERIES                                              INDUSTRY                      SHARES            VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      FRANCE (CONTINUED)
      Sanofi-Aventis, ADR .............................                Pharmaceuticals                      7,073   $      232,489
  (a) Thomson SA ......................................               Household Durables                3,189,823       11,262,682
      Total SA, B .....................................        Oil, Gas & Consumable Fuels              1,185,713       71,020,993
      Valeo SA ........................................              Auto Components                        2,862           85,552
      Vivendi SA ......................................                   Media                         1,257,159       38,941,173
                                                                                                                    --------------
                                                                                                                       556,179,620
                                                                                                                    --------------
      GERMANY 11.8%
      Bayerische Motoren Werke AG .....................                Automobiles                      2,143,322       82,671,606
      Celesio AG ......................................      Health Care Providers & Services           2,431,865      104,953,354
      Deutsche Post AG ................................          Air Freight & Logistics                3,960,630       82,791,278
      E.ON AG .........................................             Electric Utilities                  2,284,780      115,382,605
      E.ON AG, ADR ....................................             Electric Utilities                      4,820          242,325
  (a) Infineon Technologies AG ........................       Semiconductors & Semiconductor
                                                                        Equipment                       6,982,654       38,847,987
      Merck KGaA ......................................              Pharmaceuticals                      689,639       73,146,688
      Muenchener Rueckversicherungs-
         Gesellschaft AG ..............................                 Insurance                         331,473       49,682,463
      SAP AG ..........................................                 Software                        1,569,901       83,123,417
      Siemens AG ......................................         Industrial Conglomerates                1,081,990      100,910,947
                                                                                                                    --------------
                                                                                                                       731,752,670
                                                                                                                    --------------
      HONG KONG 1.8%
      Cheung Kong (Holdings) Ltd. .....................    Real Estate Management & Development         2,642,500       29,932,160
      Cheung Kong (Holdings) Ltd., ADR ................    Real Estate Management & Development            32,635          363,717
      Hutchison Whampoa Ltd. ..........................          Industrial Conglomerates               4,099,350       31,481,579
      Hutchison Whampoa Ltd., ADR .....................          Industrial Conglomerates                   4,895          184,052
      Swire Pacific Ltd., A ...........................    Real Estate Management & Development         5,640,400       49,574,141
      Swire Pacific Ltd., B ...........................    Real Estate Management & Development           159,500          275,976
                                                                                                                    --------------
                                                                                                                       111,811,625
                                                                                                                    --------------
      INDIA 4.0%
      Bharat Petroleum Corp. Ltd. .....................         Oil, Gas & Consumable Fuels             3,599,933       28,168,791
      Housing Development Finance Corp. Ltd. ..........         Thrifts & Mortgage Finance              2,473,824      115,712,870
      ICICI Bank Ltd. .................................              Commercial Banks                   5,134,600       60,483,351
      Satyam Computer Services Ltd. ...................                 IT Services                     6,695,072       43,026,970
      Satyam Computer Services Ltd., ADR ..............                 IT Services                        94,800        1,531,020
                                                                                                                    --------------
                                                                                                                       248,923,002
                                                                                                                    --------------
      ISRAEL 0.9%
  (a) Check Point Software Technologies Ltd. ..........                     Software                    2,539,220       57,741,863
                                                                                                                    --------------
      ITALY 3.2%
      Eni SpA .........................................         Oil, Gas & Consumable Fuels             2,523,780       66,033,747
      Intesa Sanpaolo SpA .............................              Commercial Banks                   9,383,357       50,752,342
      Mediaset SpA ....................................                    Media                        7,443,967       46,833,465
      UniCredit SpA ...................................              Commercial Banks                   9,634,630       35,204,008
                                                                                                                    --------------
                                                                                                                       198,823,562
                                                                                                                    --------------


                    Quarterly Statements of Investments | 13

Templeton Institutional Funds

      FOREIGN EQUITY SERIES                                              INDUSTRY                       SHARES           VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      JAPAN 3.9%
      Aiful Corp. .....................................                  Consumer Finance                  12,850   $       99,463
      FUJIFILM Holdings Corp. .........................     Electronic Equipment, Instruments &
                                                                        Components                      1,098,200       28,323,210
      Mitsubishi UFJ Financial Group Inc. .............               Commercial Banks                  3,566,100       31,108,981
      NGK Spark Plug Co. Ltd. .........................               Auto Components                   3,427,000       33,375,054
      Nintendo Co. Ltd. ...............................                   Software                        178,000       75,531,333
      Olympus Corp. ...................................       Health Care Equipment & Supplies              4,000          116,955
      Promise Co. Ltd. ................................               Consumer Finance                      7,150          138,405
      Sony Corp. ......................................              Household Durables                 1,062,800       32,786,530
      Sony Corp., ADR .................................              Household Durables                     7,525          232,297
      Takeda Pharmaceutical Co. Ltd. ..................               Pharmaceuticals                     792,400       39,912,817
                                                                                                                    --------------
                                                                                                                       241,625,045
                                                                                                                    --------------
      MEXICO 0.8%
      Telefonos de Mexico SAB de CV, L, ADR ...........   Diversified Telecommunication Services        1,346,714       34,677,886
      Telmex Internacional SAB de CV, ADR .............   Diversified Telecommunication Services        1,346,714       17,507,282
                                                                                                                    --------------
                                                                                                                        52,185,168
                                                                                                                    --------------
      NETHERLANDS 5.5%
      ING Groep NV ....................................       Diversified Financial Services            2,646,110       55,573,686
      ING Groep NV, ADR ...............................       Diversified Financial Services               13,475          288,365
      Koninklijke Philips Electronics NV ..............          Industrial Conglomerates               3,063,680       82,250,220
      Koninklijke Philips Electronics NV, N.Y.
         shs. .........................................          Industrial Conglomerates                  12,405          338,036
      Randstad Holding NV .............................       Commercial Services & Supplies              555,605       14,423,867
      Royal Dutch Shell PLC, A, ADR ...................         Oil, Gas & Consumable Fuels                 6,990          412,480
      SBM Offshore NV .................................         Energy Equipment & Services             2,381,320       50,314,041
      Unilever NV .....................................                 Food Products                   3,917,963      109,456,379
      Unilever NV, N.Y. shs. ..........................                 Food Products                      19,310          543,770
      Wolters Kluwer NV ...............................                     Media                       1,546,925       30,976,207
                                                                                                                    --------------
                                                                                                                       344,577,051
                                                                                                                    --------------
      NORWAY 1.3%
      Telenor ASA .....................................   Diversified Telecommunication Services        6,431,788       78,548,506
                                                                                                                    --------------
      PORTUGAL 1.1%
      Portugal Telecom SGPS SA ........................   Diversified Telecommunication Services        6,650,947       66,473,581
                                                                                                                    --------------
      RUSSIA 0.0%(c)
      Gazprom, ADR ....................................        Oil, Gas & Consumable Fuels                  7,100          222,585
                                                                                                                    --------------
      SINGAPORE 2.7%
      DBS Group Holdings Ltd. .........................                Commercial Banks                 7,148,185       85,195,525
      DBS Group Holdings Ltd., ADR ....................                Commercial Banks                     7,805          361,176
  (a) Flextronics International Ltd. ..................     Electronic Equipment, Instruments &
                                                                          Components                    5,093,850       36,064,458
      Singapore Telecommunications Ltd. ...............   Diversified Telecommunication Services       20,852,000       47,667,074
                                                                                                                    --------------
                                                                                                                       169,288,233
                                                                                                                    --------------


                    14 | Quarterly Statements of Investments

Templeton Institutional Funds

      FOREIGN EQUITY SERIES                                               INDUSTRY                     SHARES            VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      SOUTH KOREA 3.4%
  (a) KB Financial Group Inc., ADR ....................              Commercial Banks                    229,338    $   10,478,453
  (d) Kookmin Bank ....................................              Commercial Banks                     936,835       42,357,927
      Korea Electric Power Corp. ......................             Electric Utilities                  1,192,700       30,014,878
      Korea Electric Power Corp., ADR .................             Electric Utilities                     12,395          153,574
      LG Electronics Inc. .............................             Household Durables                    562,263       52,025,461
      Samsung Electronics Co. Ltd. ....................   Semiconductors & Semiconductor Equipment        161,786       74,138,982
      SK Telecom Co. Ltd., ADR ........................    Wireless Telecommunication Services             12,830          241,461
                                                                                                                    --------------
                                                                                                                       209,410,736
                                                                                                                    --------------
      SPAIN 4.5%
      Banco Santander SA ..............................              Commercial Banks                   4,778,907       70,586,132
      Repsol YPF SA ...................................        Oil, Gas & Consumable Fuels              2,600,571       76,456,868
      Telefonica SA ...................................   Diversified Telecommunication Services        5,632,394      133,028,664
      Telefonica SA, ADR ..............................   Diversified Telecommunication Services            9,232          659,996
                                                                                                                    --------------
                                                                                                                       280,731,660
                                                                                                                    --------------
      SWEDEN 3.0%
      Atlas Copco AB, A ...............................                 Machinery                       6,476,400       72,374,011
      Niscayah Group AB ...............................       Commercial Services & Supplies            1,988,600        2,781,419
      Nordea Bank AB, FDR .............................              Commercial Banks                   7,508,228       87,874,382
      Securitas AB, B .................................       Commercial Services & Supplies            2,004,980       22,188,896
                                                                                                                    --------------
                                                                                                                       185,218,708
                                                                                                                    --------------
      SWITZERLAND 7.4%
      Adecco SA .......................................       Commercial Services & Supplies            1,063,741       45,637,554
      Lonza Group AG ..................................       Life Sciences Tools & Services              708,078       87,911,498
      Nestle SA .......................................               Food Products                     2,768,116      118,661,678
      Nestle SA, ADR ..................................               Food Products                         5,775          248,758
      Novartis AG .....................................              Pharmaceuticals                    2,368,754      123,346,271
      Swiss Reinsurance Co. ...........................                 Insurance                       1,087,340       58,699,340
      Swiss Reinsurance Co., ADR ......................                 Insurance                           3,295          178,919
  (a) UBS AG ..........................................              Capital Markets                    1,642,784       28,801,950
                                                                                                                    --------------
                                                                                                                       463,485,968
                                                                                                                    --------------
      TAIWAN 2.2%
      Chinatrust Financial Holding Co. Ltd. ...........              Commercial Banks                  87,652,268       47,981,984
      Chunghwa Telecom Co. Ltd., ADR ..................   Diversified Telecommunication Services        1,306,610       30,927,458
  (b) Compal Electronics Inc., GDR, 144A ..............          Computers & Peripherals                4,456,055       15,952,677
  (e) Compal Electronics Inc., GDR, Reg S .............          Computers & Peripherals                1,137,622        4,072,687
      Taiwan Semiconductor Manufacturing Co.
         Ltd. .........................................        Semiconductors & Semiconductor
                                                                          Equipment                    24,386,333       40,795,308
                                                                                                                    --------------
                                                                                                                       139,730,114
                                                                                                                    --------------
      THAILAND 0.0%(c)
      Advanced Info Service Public Co. Ltd.,
         fgn.  ........................................    Wireless Telecommunication Services             46,300          111,650
                                                                                                                    --------------


                    Quarterly Statements of Investments | 15

Templeton Institutional Funds

      FOREIGN EQUITY SERIES                                               INDUSTRY                    SHARES             VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      UNITED KINGDOM 18.3%
      Aviva PLC .......................................                   Insurance                     7,540,909   $   65,585,159
      BAE Systems PLC .................................              Aerospace & Defense               11,721,971       86,403,810
      BP PLC ..........................................          Oil, Gas & Consumable Fuels            9,532,367       79,379,417
      BP PLC, ADR .....................................          Oil, Gas & Consumable Fuels               11,290          566,419
      British Energy Group PLC ........................               Electric Utilities                   29,041          394,327
      British Sky Broadcasting Group PLC ..............                     Media                       6,375,534       47,428,115
      Cadbury PLC .....................................                 Food Products                   4,977,616       50,337,517
      Cadbury PLC, ADR ................................                 Food Products                       1,120           45,853
      Compass Group PLC ...............................         Hotels, Restaurants & Leisure           8,212,658       50,929,229
      GKN PLC .........................................                Auto Components                     32,056          113,844
      GlaxoSmithKline PLC .............................                Pharmaceuticals                  5,285,319      114,481,344
      HSBC Holdings PLC ...............................                Commercial Banks                 5,074,103       81,033,377
      HSBC Holdings PLC, ADR ..........................                Commercial Banks                     3,930          317,662
      Kingfisher PLC ..................................                Specialty Retail                 6,182,965       14,738,215
      National Grid PLC ...............................                Multi-Utilities                  4,137,614       52,513,243
      Old Mutual PLC ..................................                   Insurance                    20,058,383       28,072,958
      Pearson PLC .....................................                     Media                       4,890,579       52,977,363
      Premier Foods PLC ...............................                 Food Products                      72,600           97,788
      Rentokil Initial PLC ............................         Commercial Services & Supplies            129,400          161,110
      Rexam PLC .......................................             Containers & Packaging                 11,357           80,681
  (a) Rolls-Royce Group PLC ...........................              Aerospace & Defense               14,036,722       84,982,329
      Royal Bank of Scotland Group PLC ................                Commercial Banks                14,623,041       47,167,379
      Royal Dutch Shell PLC, B ........................          Oil, Gas & Consumable Fuels               13,237          372,059
      Royal Dutch Shell PLC, B, ADR ...................          Oil, Gas & Consumable Fuels            1,477,427       84,346,307
      Smiths Group PLC ................................            Industrial Conglomerates             2,062,397       37,393,994
      Standard Chartered PLC ..........................                Commercial Banks                 2,801,748       68,930,751
      Unilever PLC, ADR ...............................                 Food Products                       3,165           86,120
      Vodafone Group PLC ..............................      Wireless Telecommunication Services       35,894,999       79,262,685
      William Morrison Supermarkets PLC ...............            Food & Staples Retailing                52,288          243,133
      Wolseley PLC ....................................        Trading Companies & Distributors             6,518           49,261
      Yell Group PLC ..................................                     Media                       6,252,024        8,650,581
                                                                                                                    --------------
                                                                                                                     1,137,142,030
                                                                                                                    --------------
      UNITED STATES 0.2%
      News Corp., A ...................................                     Media                       1,124,699       13,485,141
                                                                                                                    --------------

      TOTAL COMMON STOCKS BEFORE
         SHORT TERM INVESTMENTS
         (COST $4,906,890,998) ........................                                                              5,884,683,501
                                                                                                                    --------------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                   --------------
      SHORT TERM INVESTMENTS 5.4%
      U.S. GOVERNMENT AND AGENCY SECURITIES 2.1%
  (f) FHLB, 10/21/08 - 12/10/08 .......................                                            $   89,675,000       89,449,619
      FHLB, 2.56%, 2/13/09 ............................                                                24,810,000       24,766,335


                    16 | Quarterly Statements of Investments

Templeton Institutional Funds

                                                                                                     PRINCIPAL
      FOREIGN EQUITY SERIES                                                                            AMOUNT            VALUE
      -------------------------------------------------                                            --------------   --------------
      SHORT TERM INVESTMENTS (CONTINUED)
      U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  (f) FHLMC, 11/05/08 .................................                                                14,878,000   $   14,850,163
                                                                                                                    --------------

      TOTAL U.S. GOVERNMENT AND AGENCY
         SECURITIES (COST $129,088,919) ...............                                                                129,066,117
                                                                                                                    --------------

                                                                                                       SHARES
                                                                                                   --------------
      MONEY MARKET FUNDS (COST $209,271,046) 3.3%

      UNITED STATES  3.3%

  (g) Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 1.98% ......................                                               209,271,045      209,271,045
                                                                                                   --------------   --------------

      TOTAL INVESTMENTS
         (COST $5,245,250,963) 99.9% ..................                                                              6,223,020,663
      OTHER ASSETS, LESS LIABILITIES 0.1% .............                                                                  5,521,358
                                                                                                                    --------------
      NET ASSETS 100.0% ...............................                                                             $6,228,542,021
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 27.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $16,334,452, representing 0.26% of net assets.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be sold within seven days. At September 30, 2008, the value of this security was $42,357,927, representing 0.68% of net assets.

(e) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $4,072,687, representing 0.07% of net assets.

(f)  The security is traded on a discount basis with no stated coupon rate.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

      FOREIGN SMALLER COMPANIES SERIES                                   INDUSTRY                   SHARES/UNITS         VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS 93.0%
      AUSTRALIA 5.5%
      Billabong International Ltd. ....................       Textiles, Apparel & Luxury Goods            134,672   $    1,503,773
      Downer EDI Ltd. .................................         Commercial Services & Supplies            174,936          891,280
  (a) Iluka Resources Ltd. ............................              Metals & Mining                      544,109        2,066,659
  (b) PaperlinX Ltd. ..................................            Paper & Forest Products                626,803          854,035
                                                                                                                    --------------
                                                                                                                         5,315,747
                                                                                                                    --------------
      BAHAMAS 2.2%
  (a) Steiner Leisure Ltd. ............................         Diversified Consumer Services              61,180        2,103,368
                                                                                                                    --------------
      BELGIUM 1.1%
      Barco NV ........................................     Electronic Equipment, Instruments &
                                                                          Components                       22,360        1,009,982
                                                                                                                    --------------
      BRAZIL 2.4%
      Companhia de Saneamento de Minas
         Gerais .......................................                Water Utilities                    106,900        1,120,721
      Lojas Renner SA .................................                Multiline Retail                    93,300        1,149,316
                                                                                                                    --------------
                                                                                                                         2,270,037
                                                                                                                    --------------
      CANADA 7.2%
      Canaccord Capital Inc. ..........................           Capital Markets                          19,600          146,924
      Dorel Industries Inc., B ........................           Household Durables                       59,700        1,822,601
  (a) GSI Group Inc. ..................................     Electronic Equipment, Instruments &
                                                                          Components                      113,780          401,643
      Linamar Corp. ...................................                Auto Components                     59,490          558,828
  (a) MDS Inc. ........................................        Life Sciences Tools & Services              86,890        1,037,407
  (a) Mega Brands Inc. ................................          Leisure Equipment & Products              69,800          163,263
      North West Company Fund .........................            Food & Staples Retailing               102,250        1,522,392
  (a) Open Text Corp. .................................          Internet Software & Services              36,500        1,210,667
                                                                                                                    --------------
                                                                                                                         6,863,725
                                                                                                                    --------------
      CAYMAN ISLANDS 2.3%
  (a) Ju Teng International Holdings Ltd. .............     Electronic Equipment, Instruments &
                                                                          Components                    3,000,000        1,271,673
      Stella International Holdings Ltd. ..............       Textiles, Apparel & Luxury Goods            856,000          917,111
                                                                                                                    --------------
                                                                                                                         2,188,784
                                                                                                                    --------------
      CHINA 3.5%
  (a) AAC Acoustic Technologies Holdings Inc. .........            Communications Equipment             1,276,000          979,319
      Bio-Treat Technology Ltd. .......................        Commercial Services & Supplies           1,441,000          116,433
      People's Food Holdings Ltd. .....................                Food Products                    1,468,000          490,912
      Sinotrans Ltd., H ...............................           Air Freight & Logistics               4,052,000          791,518
      Travelsky Technology Ltd., H ....................                  IT Services                    1,467,000          728,605
      Weiqiao Textile Co. Ltd., H .....................       Textiles, Apparel & Luxury Goods            470,500          230,802
                                                                                                                    --------------
                                                                                                                         3,337,589
                                                                                                                    --------------
      DENMARK 1.0%
  (a) Vestas Wind Systems AS ..........................              Electrical Equipment                  11,570          983,892
                                                                                                                    --------------


                    18 | Quarterly Statements of Investments

Templeton Institutional Funds

      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                  SHARES/UNITS         VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      FINLAND 3.2%
      Amer Sports OYJ .................................         Leisure Equipment & Products               92,970   $    1,111,638
  (a) Elcoteq SE, A ...................................           Communications Equipment                 53,770          234,479
      Huhtamaki OYJ ...................................            Containers & Packaging                 126,770          996,850
      Konecranes OYJ ..................................                   Machinery                        31,300          731,333
                                                                                                                    --------------
                                                                                                                         3,074,300
                                                                                                                    --------------
      FRANCE 1.2%
      Sperian Protection ..............................        Commercial Services & Supplies              11,680        1,191,193
                                                                                                                    --------------
      GERMANY 3.8%
      Celesio AG ......................................       Health Care Providers & Services             25,800        1,113,465
  (a) Jenoptik AG .....................................     Electronic Equipment, Instruments &
                                                                         Components                       128,600          790,540
  (a) Logwin AG .......................................           Air Freight & Logistics                 112,430          162,900
      Rational AG .....................................              Household Durables                     9,780        1,538,367
                                                                                                                    --------------
                                                                                                                         3,605,272
                                                                                                                    --------------
      HONG KONG 6.2%
      Dah Sing Financial Group ........................                Commercial Banks                   103,600          437,656
      Fountain Set (Holdings) Ltd. ....................      Textiles, Apparel & Luxury Goods           3,190,000          258,061
      Giordano International Ltd. .....................                Specialty Retail                 1,276,000          445,610
      Hang Lung Group Ltd. ............................    Real Estate Management & Development           267,000          845,661
      Hopewell Holdings Ltd. ..........................    Real Estate Management & Development           289,000        1,049,427
      Texwinca Holdings Ltd. ..........................      Textiles, Apparel & Luxury Goods           1,095,000          906,963
  (c) VTech Holdings Ltd. .............................           Communications Equipment                173,000        1,011,732
      Yue Yuen Industrial Holdings Ltd. ...............      Textiles, Apparel & Luxury Goods             377,500        1,031,086
                                                                                                                    --------------
                                                                                                                         5,986,196
                                                                                                                    --------------
      INDIA 1.6%
      HCL Infosystems Ltd. ............................                 IT Services                       301,391          671,300
      Hindustan Petroleum Corp. Ltd. ..................         Oil, Gas & Consumable Fuels               106,787          562,724
      Tata Motors Ltd., ADR ...........................                  Machinery                         38,580          295,523
                                                                                                                    --------------
                                                                                                                         1,529,547
                                                                                                                    --------------
      INDONESIA 0.6%
      PT Indosat Tbk ..................................   Diversified Telecommunication Services          915,400          585,482
                                                                                                                    --------------
      JAPAN 6.0%
      Descente Ltd. ...................................      Textiles, Apparel & Luxury Goods             276,900        1,585,963
      Japan Airport Terminal Co. Ltd. .................        Transportation Infrastructure               49,900          509,042
      MEITEC Corp. ....................................        Commercial Services & Supplies              20,000          535,924
      Sohgo Security Services Co. Ltd. ................        Commercial Services & Supplies             102,600        1,085,978
      Takuma Co. Ltd. .................................                 Machinery                         281,000          712,664
      USS Co. Ltd. ....................................              Specialty Retail                      21,540        1,385,872
                                                                                                                    --------------
                                                                                                                         5,815,443
                                                                                                                    --------------


                    Quarterly Statements of Investments | 19

Templeton Institutional Funds

      FOREIGN SMALLER COMPANIES SERIES                                   INDUSTRY                   SHARES/UNITS         VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      NETHERLANDS 6.9%
      Aalberts Industries NV ..........................                  Machinery                         90,788   $    1,144,295
      Draka Holding NV ................................            Electrical Equipment                    34,565          699,679
      Imtech NV .......................................        Construction & Engineering                  86,760        1,752,571
      OPG Groep NV ....................................       Health Care Providers & Services             72,640          994,238
      Randstad Holding NV .............................        Commercial Services & Supplies              29,673          770,330
      SBM Offshore NV .................................          Energy Equipment & Services               39,020          824,439
      USG People NV ...................................            Professional Services                   31,320          425,158
                                                                                                                    --------------
                                                                                                                         6,610,710
                                                                                                                    --------------
      NORWAY 1.9%
      Schibsted ASA ...................................                   Media                            50,070          917,649
      Tomra Systems ASA ...............................        Commercial Services & Supplies             181,330          925,279
                                                                                                                    --------------
                                                                                                                         1,842,928
                                                                                                                    --------------
      RUSSIA 0.6%
(a,d) X 5 Retail Group NV, GDR, Reg S .................           Food & Staples Retailing                 27,518          584,207
                                                                                                                    --------------
      SINGAPORE 1.7%
      Cerebos Pacific Ltd. ............................                 Food Products                     555,358        1,245,097
      Venture Corp. Ltd. ..............................     Electronic Equipment, Instruments &
                                                                         Components                        76,000          413,520
                                                                                                                    --------------
                                                                                                                         1,658,617
                                                                                                                    --------------
      SOUTH AFRICA 1.7%
      Massmart Holdings Ltd. ..........................          Food & Staples Retailing                 181,853        1,664,821
                                                                                                                    --------------
      SOUTH KOREA 8.1%
      Bank of Pusan ...................................              Commercial Banks                     140,160        1,266,107
      Binggrae Co. Ltd. ...............................               Food Products                        44,150        1,240,525
      Daegu Bank Co. Ltd. .............................              Commercial Banks                      94,590          844,849
      Halla Climate Control Corp. .....................               Auto Components                     134,760        1,186,536
  (a) Hansol Paper Co. Ltd. ...........................          Paper & Forest Products                   39,720          529,513
      INTOPS Co. Ltd. .................................     Electronic Equipment, Instruments &
                                                                        Components                         25,968          361,534
      People & Telecommunication Inc. .................          Communications Equipment                 117,936          494,658
      Sindo Ricoh Co. .................................             Office Electronics                      9,657          465,392
      Youngone Corp. ..................................      Textiles, Apparel & Luxury Goods             189,680        1,441,894
                                                                                                                    --------------
                                                                                                                         7,831,008
                                                                                                                    --------------
      SPAIN 0.7%
      Sol Melia SA ....................................         Hotels, Restaurants & Leisure              77,030          664,235
                                                                                                                    --------------
      SWEDEN 1.9%
      D. Carnegie & Co. AB ............................                Capital Markets                    116,060          836,758
      Niscayah Group AB ...............................        Commercial Services & Supplies             732,370        1,024,353
                                                                                                                    --------------
                                                                                                                         1,861,111
                                                                                                                    --------------


                    20 | Quarterly Statements of Investments

Templeton Institutional Funds

      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                  SHARES/UNITS         VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      SWITZERLAND 1.9%
      Verwaltungs-und Privat-Bank AG ..................               Capital Markets                       5,090   $      814,835
      Vontobel Holding AG .............................               Capital Markets                      30,640          967,378
                                                                                                                    --------------
                                                                                                                         1,782,213
                                                                                                                    --------------
      TAIWAN 8.0%
      D-Link Corp. ....................................          Communications Equipment                 861,245          742,845
      Giant Manufacturing Co. Ltd. ....................        Leisure Equipment & Products               743,400        1,855,805
      KYE Systems Corp. ...............................           Computers & Peripherals               1,111,807          953,261
      Pihsiang Machinery Manufacturing Co. Ltd. .......      Health Care Equipment & Supplies             843,000        1,223,946
      Simplo Technology Co. Ltd. ......................           Computers & Peripherals                 350,350        1,151,830
  (a) Ta Chong Bank Ltd. ..............................              Commercial Banks                   3,036,000          684,624
      Test-Rite International Co. Ltd. ................                Distributors                     1,999,972        1,086,225
                                                                                                                    --------------
                                                                                                                         7,698,536
                                                                                                                    --------------
      THAILAND 3.4%
      Bank of Ayudhya Public Co. Ltd., NVDR ...........             Commercial Banks                   2,145,700        1,026,742
      Glow Energy Public Co. Ltd., fgn. ...............    Independent Power Producers & Energy
                                                                          Traders                       1,490,900        1,250,507
      Preuksa Real Estate Co. Ltd., fgn. ..............    Real Estate Management & Development           382,500           81,352
      Total Access Communication Public Co. Ltd.,
         fgn. .........................................     Wireless Telecommunication Services           837,800          921,393
                                                                                                                    --------------
                                                                                                                         3,279,994
                                                                                                                    --------------
      UNITED KINGDOM 8.4%
      Bodycote PLC ....................................                   Machinery                       404,120        1,150,468
  (e) Bodycote PLC, 144A ..............................                   Machinery                        26,520           75,498
      Burberry Group PLC ..............................       Textiles, Apparel & Luxury Goods            117,890          833,511
      Electrocomponents PLC ...........................     Electronic Equipment, Instruments &
                                                                        Components                        158,120          467,893
      Fiberweb PLC ....................................              Personal Products                    246,970          225,356
      Future PLC ......................................                    Media                          981,830          393,127
      GAME Group PLC ..................................              Specialty Retail                     466,350        1,716,803
      John Wood Group PLC .............................         Energy Equipment & Services                81,340          494,567
      Kingfisher PLC ..................................              Specialty Retail                     308,940          736,414
      Melrose PLC .....................................                  Machinery                        333,854          855,503
      New Star Asset Management Group Ltd. ............               Capital Markets                     304,520          363,951
      Yule Catto & Co. PLC ............................                  Chemicals                        324,690          753,571
                                                                                                                    --------------
                                                                                                                         8,066,662
                                                                                                                    --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $94,508,475) ...........................                                                                 89,405,599
                                                                                                                    --------------
      PREFERRED STOCKS (COST $312,943) 0.5%
      GERMANY 0.5%
      Hugo Boss AG, pfd. ..............................      Textiles, Apparel & Luxury Goods              22,130          532,017
                                                                                                                    --------------


                    Quarterly Statements of Investments | 21

Templeton Institutional Funds

      FOREIGN SMALLER COMPANIES SERIES                                                                                   VALUE
      --------------------------------                                                                              --------------
      TOTAL INVESTMENTS
         (COST $94,821,418) 93.5% .....................                                                             $   89,937,616
      OTHER ASSETS, LESS LIABILITIES 6.5% .............                                                                  6,201,467
                                                                                                                    --------------
      NET ASSETS 100.0% ..............................                                                              $   96,139,083
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 27.


(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the value of this security was $854,035, representing 0.89% of net assets.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $584,207, representing 0.61% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $75,498, representing 0.08% of net assets.

                     See Notes to Statements of Investments.


                    22 | Quarterly Statements of Investments

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

      GLOBAL EQUITY SERIES                                                INDUSTRY                     SHARES           VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS 90.6%
      AUSTRALIA 0.5%
      Alumina Ltd. ....................................               Metals & Mining                     207,960   $      524,337
                                                                                                                    --------------
      AUSTRIA 1.4%
      Telekom Austria AG ..............................   Diversified Telecommunication Services           86,420        1,506,215
                                                                                                                    --------------
      BERMUDA 0.9%
      ACE Ltd. ........................................                  Insurance                         17,590          952,147
                                                                                                                    --------------
      BRAZIL 1.6%
      Companhia Vale do Rio Doce, ADR .................               Metals & Mining                      49,950          956,543
      Embraer-Empresa Brasileira de Aeronautica SA,
         ADR ..........................................             Aerospace & Defense                    27,230          735,482
                                                                                                                    --------------
                                                                                                                         1,692,025
                                                                                                                    --------------
      CANADA 0.3%
      George Weston Ltd. ..............................          Food & Staples Retailing                   5,800          280,370
                                                                                                                    --------------
      CHINA 0.6%
      China Telecom Corp. Ltd., H .....................   Diversified Telecommunication Services        1,426,000          585,153
                                                                                                                    --------------
      FRANCE 7.7%
      France Telecom SA ...............................   Diversified Telecommunication Services           74,100        2,063,882
      GDF Suez ........................................               Multi-Utilities                       9,219          473,345
      Compagnie Generale des Etablissements Michelin,
         B ............................................               Auto Components                       9,140          584,362
      Sanofi-Aventis ..................................               Pharmaceuticals                      30,260        1,981,482
  (a) Suez Environnement SA ...........................       Commercial Services & Supplies                2,417           59,466
      Total SA, B .....................................         Oil, Gas & Consumable Fuels                32,340        1,937,078
      Vivendi SA ......................................                    Media                           30,050          930,815
                                                                                                                    --------------
                                                                                                                         8,030,430
                                                                                                                    --------------
      GERMANY 6.9%
      Bayerische Motoren Werke AG .....................                 Automobiles                         5,770          222,559
      Celesio AG ......................................      Health Care Providers & Services              12,790          551,985
      Deutsche Post AG ................................           Air Freight & Logistics                  62,520        1,306,891
      E.ON AG .........................................             Electric Utilities                     15,180          766,598
  (a) Infineon Technologies AG ........................       Semiconductors & Semiconductor
                                                                         Equipment                        154,470          859,394
      Merck KGaA ......................................               Pharmaceuticals                      12,890        1,367,180
      SAP AG ..........................................                  Software                          26,510        1,403,656
      Siemens AG ......................................          Industrial Conglomerates                   7,240          675,233
                                                                                                                    --------------
                                                                                                                         7,153,496
                                                                                                                    --------------
      HONG KONG 0.7%
      Cheung Kong (Holdings) Ltd. .....................    Real Estate Management & Development            62,000          702,287
                                                                                                                    --------------
      INDIA 0.6%
      ICICI Bank Ltd., ADR ............................              Commercial Banks                      24,860          584,707
                                                                                                                    --------------


                    Quarterly Statements of Investments | 23

Templeton Institutional Funds

      GLOBAL EQUITY SERIES                                                 INDUSTRY                     SHARES           VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      ISRAEL 0.6%
  (a) Check Point Software Technologies Ltd. ..........                  Software                          28,080   $      638,539
                                                                                                                    --------------
      ITALY 1.5%
      Eni SpA .........................................         Oil, Gas & Consumable Fuels                48,217        1,261,580
      UniCredit SpA ...................................              Commercial Banks                      86,198          314,959
                                                                                                                    --------------
                                                                                                                         1,576,539
                                                                                                                    --------------
      JAPAN 5.4%
      EBARA Corp ......................................                  Machinery                        301,000          795,905
      FUJIFILM Holdings Corp. .........................     Electronic Equipment, Instruments &
                                                                        Components                         17,600          453,914
      Mitsubishi UFJ Financial Group Inc. .............              Commercial Banks                       6,400           55,830
      NGK Spark Plug Co. Ltd. .........................               Auto Components                      15,000          146,083
      Nintendo Co. Ltd. ...............................                  Software                           1,400          594,067
      NOK Corp. .......................................               Auto Components                       9,300          104,298
      Olympus Corp. ...................................      Health Care Equipment & Supplies              22,000          643,252
      Takeda Pharmaceutical Co. Ltd. ..................               Pharmaceuticals                      19,000          957,021
      Toyota Motor Corp. ..............................                 Automobiles                        11,400          487,561
      USS Co. Ltd. ....................................              Specialty Retail                      20,900        1,344,695
                                                                                                                    --------------
                                                                                                                         5,582,626
                                                                                                                    --------------
      NETHERLANDS 1.6%
      ING Groep NV ....................................       Diversified Financial Services               20,440          429,281
      Koninklijke Philips Electronics NV ..............          Industrial Conglomerates                  21,240          570,227
      SBM Offshore NV .................................         Energy Equipment & Services                20,100          424,686
      Unilever NV .....................................                Food Products                        9,710          271,269
                                                                                                                    --------------
                                                                                                                         1,695,463
                                                                                                                    --------------
      NORWAY 1.9%
      Telenor ASA .....................................   Diversified Telecommunication Services          166,160        2,029,237
                                                                                                                    --------------
      RUSSIA 1.2%
      Gazprom, ADR ....................................         Oil, Gas & Consumable Fuels                40,630        1,258,717
                                                                                                                    --------------
      SINGAPORE 1.7%
      DBS Group Holdings Ltd. .........................              Commercial Banks                      43,000          512,495
  (a) Flextronics International Ltd. ..................     Electronic Equipment, Instruments &
                                                                        Components                         34,420          243,694
      Singapore Telecommunications Ltd. ...............        Diversified Telecommunication
                                                                         Services                         447,000        1,021,829
                                                                                                                    --------------
                                                                                                                         1,778,018
                                                                                                                    --------------
      SOUTH KOREA 1.1%
  (b) Hyundai Motor Co., GDR, 144A ....................                 Automobiles                         5,800          181,480
  (a) KB Financial Group Inc., ADR ....................              Commercial Banks                       8,410          384,253
      Samsung Electronics Co. Ltd. ....................       Semiconductors & Semiconductor
                                                                         Equipment                          1,205          552,195
                                                                                                                    --------------
                                                                                                                         1,117,928
                                                                                                                    --------------


                    24 | Quarterly Statements of Investments

Templeton Institutional Funds

      GLOBAL EQUITY SERIES                                                 INDUSTRY                    SHARES            VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      SPAIN 2.6%
      Iberdrola SA, Br. ...............................              Electric Utilities                    21,208   $      213,010
      Repsol YPF SA ...................................          Oil, Gas & Consumable Fuels                9,528          280,123
      Telefonica SA, ADR ..............................        Diversified Telecommunication
                                                                        Services                           31,030        2,218,335
                                                                                                                    --------------
                                                                                                                         2,711,468
                                                                                                                    --------------
      SWITZERLAND 4.9%
      Adecco SA .......................................             Professional Services                   2,770          118,841
      Lonza Group AG ..................................        Life Sciences Tools & Services               7,370          915,023
      Nestle SA .......................................                 Food Products                      24,300        1,041,675
      Novartis AG .....................................                Pharmaceuticals                     38,590        2,009,467
      Swiss Reinsurance Co. ...........................                   Insurance                        18,080          976,037
                                                                                                                    --------------
                                                                                                                         5,061,043
                                                                                                                    --------------
      TAIWAN 2.1%
      Compal Electronics Inc. .........................            Computers & Peripherals                309,540          226,172
      Taiwan Semiconductor Manufacturing Co. Ltd. .....        Semiconductors & Semiconductor
                                                                          Equipment                     1,159,818        1,940,232
                                                                                                                    --------------
                                                                                                                         2,166,404
                                                                                                                    --------------
      TURKEY 0.7%
      Turkcell Iletisim Hizmetleri AS, ADR ............      Wireless Telecommunication Services           52,420          785,776
                                                                                                                    --------------
      UNITED KINGDOM 12.1%
      Aviva PLC .......................................                   Insurance                        53,060          461,476
      BAE Systems PLC .................................              Aerospace & Defense                  203,210        1,497,881
      BP PLC ..........................................          Oil, Gas & Consumable Fuels              205,450        1,710,856
      British Energy Group PLC ........................              Electric Utilities                    75,490        1,025,025
      Cadbury PLC .....................................                 Food Products                      95,019          960,906
      GlaxoSmithKline PLC .............................                Pharmaceuticals                     93,440        2,023,934
      Old Mutual PLC ..................................                   Insurance                        72,190          101,035
      Premier Foods PLC ...............................                 Food Products                      75,280          101,397
      Rexam PLC .......................................            Containers & Packaging                  77,070          547,511
      Royal Dutch Shell PLC, B, ADR ...................          Oil, Gas & Consumable Fuels               33,670        1,922,220
      Unilever PLC ....................................                 Food Products                      19,050          517,927
      Vodafone Group PLC ..............................      Wireless Telecommunication Services          763,070        1,684,997
                                                                                                                    --------------
                                                                                                                        12,555,165
                                                                                                                    --------------
      UNITED STATES 32.0%
      Accenture Ltd., A ...............................                  IT Services                       26,800        1,018,400
      American International Group Inc. ...............                   Insurance                        42,440          141,325
  (a) Amgen Inc. ....................................                 Biotechnology                      35,360        2,095,787
      Bank of America Corp. ...........................        Diversified Financial Services               9,670          338,450
      Bristol-Myers Squibb Co. ........................                Pharmaceuticals                     34,540          720,159
      Chevron Corp. ...................................          Oil, Gas & Consumable Fuels                4,360          359,613
  (a) Cisco Systems Inc. ............................           Communications Equipment                 15,240          343,814
      CMS Energy Corp. ................................                Multi-Utilities                    109,200        1,361,724
      Comcast Corp., A ................................                     Media                          30,050          592,586
      The Cooper Cos. Inc. ............................       Health Care Equipment & Supplies             21,470          746,297


                    Quarterly Statements of Investments | 25

Templeton Institutional Funds

      GLOBAL EQUITY SERIES                                                 INDUSTRY                    SHARES            VALUE
      -------------------------------------------------   --------------------------------------   --------------   --------------
      COMMON STOCKS (CONTINUED)
      UNITED STATES (CONTINUED)
      Covidien Ltd. ...................................      Health Care Equipment & Supplies              25,000   $    1,344,000
      Cytec Industries Inc. ...........................                  Chemicals                          6,700          260,697
  (a) Dr. Pepper Snapple Group Inc. ...................                  Beverages                         48,673        1,288,861
      E. I. du Pont de Nemours and Co. ................                  Chemicals                          7,800          314,340
      El Paso Corp. ...................................         Oil, Gas & Consumable Fuels                70,940          905,194
      General Electric Co. ............................          Industrial Conglomerates                  49,930        1,273,215
      Great Plains Energy Inc. ........................             Electric Utilities                     39,534          878,445
      JPMorgan Chase & Co. ............................       Diversified Financial Services                2,910          135,897
      Merck & Co. Inc. ................................               Pharmaceuticals                      38,930        1,228,631
      Microsoft Corp. .................................                  Software                         104,740        2,795,511
      News Corp., A ...................................                    Media                           58,810          705,132
      NiSource Inc. ...................................               Multi-Utilities                     113,650        1,677,474
  (a) Oracle Corp. ....................................                  Software                          27,230          553,041
      Pfizer Inc. .....................................               Pharmaceuticals                      88,470        1,631,387
      PG&E Corp. ......................................               Multi-Utilities                      52,150        1,953,018
      Progressive Corp. ...............................                  Insurance                         58,810        1,023,294
      Quest Diagnostics Inc. ..........................      Health Care Providers & Services              40,750        2,105,552
      Seagate Technology ..............................           Computers & Peripherals                  43,810          530,977
      Target Corp. ....................................              Multiline Retail                      14,830          727,412
      Time Warner Inc. ................................                    Media                           54,170          710,169
      Torchmark Corp. .................................                  Insurance                         12,310          736,138
      Tyco Electronics Ltd. ...........................      Electronic Equipment, Instruments
                                                                       & Components                        10,480          289,877
      United Parcel Service Inc., B ...................           Air Freight & Logistics                   9,950          625,756
  (a) Viacom Inc., B ..................................                    Media                           19,070          473,699
  (a) Watson Pharmaceuticals Inc. .....................               Pharmaceuticals                      50,530        1,440,105
                                                                                                                    --------------
                                                                                                                        33,325,977
                                                                                                                    --------------
      TOTAL COMMON STOCKS
         (COST $115,455,896) ..........................                                                                 94,294,067
                                                                                                                    --------------
      PREFERRED STOCKS (COST $365,279) 0.2%
      BRAZIL 0.2%
      Banco Bradesco SA, ADR, pfd. ....................              Commercial Banks                      17,420          280,462
                                                                                                                    --------------
      TOTAL INVESTMENTS
        (COST $115,821,175) 90.8% .....................                                                                 94,574,529
      OTHER ASSETS, LESS LIABILITIES 9.2%                                                                                9,529,973
                                                                                                                    --------------
      NET ASSETS 100.0% ...............................                                                             $  104,104,502
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 27.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $181,480, representing 0.17% of net assets.

                    See Notes to Statements of Investments.


                    26 | Quarterly Statements of Investments

Templeton Institutional Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

EUR - Euro
FIM - Finnish Markka
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FDR   - Foreign Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
GDR   - Global Depository Receipt
NVDR  - Non-Voting Depository Receipt
SDR   - Swedish Depository Receipt

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 27

Templeton Institutional Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of four funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.


                    28 | Quarterly Statements of Investments

Templeton Institutional Funds

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                         TIF              TIF              TIF               TIF
                                      EMERGING          FOREIGN       FOREIGN SMALLER      GLOBAL
                                   MARKETS SERIES    EQUITY SERIES   COMPANIES SERIES   EQUITY SERIES
                                   --------------   --------------   ----------------   -------------
Cost of investments ............   $1,922,700,175   $5,411,730,065     $ 95,050,992     $115,821,175
                                   --------------   --------------     ------------     ------------
Unrealized appreciation ........   $  306,375,094   $1,634,123,641     $ 16,600,432     $  1,104,014
Unrealized (depreciation) ......     (360,164,833)    (822,833,043)     (21,713,808)     (22,350,660)
                                   --------------   --------------     ------------     ------------
Net unrealized appreciation
   (depreciation) ..............   $  (53,789,739)  $  811,290,598     $ (5,113,376)    $(21,246,646)
                                   --------------   --------------     ------------     ------------

4. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                    Quarterly Statements of Investments | 29

Templeton Institutional Funds

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of September 30, 2008, in valuing the Funds' assets carried at fair value:

                                                 LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
                                             --------------   --------------   -----------   --------------
TIF - EMERGING MARKETS SERIES
   ASSETS:
   Investments in Securities .............   $  706,725,899   $1,141,788,926   $20,395,611   $1,868,910,436
TIF - FOREIGN EQUITY SERIES
   ASSETS:
   Investments in Securities .............   $3,800,974,745   $2,379,687,991   $42,357,927   $6,223,020,663
TIF - FOREIGN SMALLER COMPANIES SERIES
   ASSETS:
   Investments in Securities .............   $   37,463,497   $   52,474,119   $        --   $   89,937,616
TIF - GLOBAL EQUITY SERIES
   ASSETS:
   Investments in Securities .............   $   72,050,564   $   22,523,965   $        --   $   94,574,529

At September 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                             TIF - EMERGING
                                                                                              MARKET SERIES
                                                                                               INVESTMENTS
                                                                                              IN SECURITIES
                                                                                             --------------
Beginning Balance - January 1, 2008 ......................................................              --
                                                                                              ------------
   Net realized gain (loss) ..............................................................              --
   Net change in unrealized appreciation (depreciation) ..................................     (15,889,023)
   Net purchases (sales) .................................................................              --
   Transfers in and/or out of Level 3 ....................................................      36,284,634
                                                                                              ------------
Ending Balance ...........................................................................    $ 20,395,611
                                                                                              ============
Net change in unrealized appreciation (depreciation) attributable to assets still held at
   end of period .........................................................................    $(15,889,023)
                                                                                              ============

                                                                                              TIF - FOREIGN
                                                                                              EQUITY SERIES
                                                                                              INVESTMENTS
                                                                                              IN SECURITIES
                                                                                             --------------
Beginning Balance - January 1, 2008 ......................................................    $         --
                                                                                              ------------
   Net realized gain (loss) ..............................................................              --
   Net change in unrealized appreciation (depreciation) ..................................      (5,420,415)
   Net purchases (sales) .................................................................              --
   Transfers in and/or out of Level 3 ....................................................      47,778,342
                                                                                              ------------
Ending Balance ...........................................................................    $ 42,357,927
                                                                                              ============
Net change in unrealized appreciation (depreciation) attributable to assets still held at
   end of period .........................................................................    $ (5,420,415)
                                                                                              ============


                    30 | Quarterly Statements of Investments

Templeton Institutional Funds

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 31


Foreign Equity Series

Emerging Markets Series

Foregin Smaller Companies Series

Global Equity Series

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

By  /s/LAURA F. FERGERSON
   -----------------------------
     Laura F. Fergerson
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2008